Taxes (Details) - Schedule of statutory EIT rate and the effective tax - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Statutory Eit Rate And The Effective Tax Abstract
Income before income taxes	$ 8,335,041	$ 10,072,523	$ 7,546,583
Provision for income taxes at statutory tax rate in the PRC	2,083,760	3,660,090	1,886,646
Effect of expense for which no income tax is deductible	10,316	12,534	11,929
Income tax expense	$ 2,094,076	$ 3,672,624	$ 1,898,575